Investment Strategy - T. Rowe Price Tax-Efficient Equity Fund	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to buy, and hold for the long term, stocks of attractively valued, high-quality growth companies. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects.

The fund’s goal is to generate competitive pretax performance and to outperform on an after-tax basis over a full market cycle. In an effort to achieve strong after-tax returns, the fund seeks to minimize realizing capital gain distributions by limiting sales of existing holdings and not rotating from one sector to another in an attempt to capture short-term outperformance. However, taxable gains may be realized in order to satisfy redemption requests or when the fund believes the benefits of selling a security outweighs tax considerations. As appropriate, the fund may attempt to use losses from sales of securities that have declined to offset future gains that would otherwise be taxable.

The fund typically uses a growth approach in selecting investments by looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; strong management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. The fund will typically limit holdings of high-yielding stocks, but the payment of dividends—even above-average dividends—does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields.

The fund typically invests in stocks of large-cap and mid-cap companies (although companies of any size may be purchased).

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.